JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Aerospace & Defense — 4.0%
AeroVironment, Inc. * (a)	16,788	2,507,624
ATI, Inc. *	59,304	11,115,942
BWX Technologies, Inc.	40,389	6,813,624
Carpenter Technology Corp.	21,697	11,275,063
Curtiss-Wright Corp.	16,258	11,770,792
FTAI Aviation Ltd.	42,997	8,857,382
Hexcel Corp.	32,246	3,319,726
Huntington Ingalls Industries, Inc.	17,299	5,647,259
Karman Holdings, Inc. *	55,069	2,651,572
Kratos Defense & Security Solutions, Inc. *	81,228	3,785,225
Leonardo DRS, Inc.	32,561	1,499,434
StandardAero, Inc. *	101,221	2,966,787
Woodward, Inc.	26,039	9,393,569
		81,603,999
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	50,143	7,407,626
GXO Logistics, Inc. *	50,676	2,541,908
		9,949,534
Automobile Components — 0.8%
Aptiv plc *	92,501	5,223,532
Autoliv, Inc.	27,388	3,373,380
BorgWarner, Inc.	90,676	5,779,688
Lear Corp.	22,041	2,879,436
		17,256,036
Automobiles — 0.3%
Rivian Automotive, Inc., Class A *	391,451	5,957,884
Banks — 3.9%
BOK Financial Corp. (a)	7,035	993,975
Columbia Banking System, Inc.	121,965	3,813,846
Commerce Bancshares, Inc.	61,632	3,652,929
Cullen/Frost Bankers, Inc.	26,049	4,332,991
First Horizon Corp.	208,426	5,344,043
FNB Corp.	149,338	2,822,488
Glacier Bancorp, Inc.	57,496	2,833,978
Hancock Whitney Corp.	35,462	2,730,574
Home BancShares, Inc.	82,922	2,576,387
Old National Bancorp	143,728	3,828,914
Pinnacle Financial Partners, Inc.	64,145	6,749,978
Popular, Inc.	26,620	4,664,090
Prosperity Bancshares, Inc.	49,723	3,722,761
SouthState Bank Corp.	40,777	4,285,255
UMB Financial Corp.	30,254	4,408,915
United Bankshares, Inc.	59,599	2,887,572
Valley National Bancorp	197,807	2,826,662
Webster Financial Corp.	68,860	5,317,369
Western Alliance Bancorp	46,376	3,732,804

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Wintrust Financial Corp.	29,238	4,664,630
Zions Bancorp NA	62,443	4,352,277
		80,542,438
Beverages — 0.8%
Brown-Forman Corp., Class A	20,785	607,338
Brown-Forman Corp., Class B	123,491	3,547,896
Celsius Holdings, Inc. *	81,073	2,368,142
Coca-Cola Consolidated, Inc.	24,970	4,691,863
Molson Coors Beverage Co., Class B	64,714	2,689,514
Primo Brands Corp.	107,106	2,431,306
		16,336,059
Biotechnology — 5.2%
Alkermes plc *	70,325	3,445,222
BioMarin Pharmaceutical, Inc. *	85,220	5,114,904
Bridgebio Pharma, Inc. *	72,427	5,800,678
Cytokinetics, Inc. *	54,638	4,214,229
Exelixis, Inc. *	100,832	5,347,121
Halozyme Therapeutics, Inc. *	52,349	4,320,887
Ionis Pharmaceuticals, Inc. *	72,574	3,757,156
Madrigal Pharmaceuticals, Inc. *	8,440	3,944,181
Moderna, Inc. *	156,366	8,571,984
Natera, Inc. *	60,283	16,141,376
Neurocrine Biosciences, Inc. *	44,289	7,387,405
Revolution Medicines, Inc. *	81,615	15,305,261
Roivant Sciences Ltd. *	220,355	7,472,238
Summit Therapeutics, Inc. * (a)	58,978	767,894
TG Therapeutics, Inc. *	63,509	3,304,373
United Therapeutics Corp. *	16,726	8,659,218
Vaxcyte, Inc. *	57,129	3,089,536
		106,643,663
Broadline Retail — 0.2%
Dillard's, Inc., Class A (a)	1,853	1,090,194
Etsy, Inc. *	41,381	3,380,000
		4,470,194
Building Products — 2.2%
A O Smith Corp. (a)	46,004	2,766,220
AAON, Inc.	29,853	2,658,708
Advanced Drainage Systems, Inc.	32,252	4,466,257
Allegion plc (a)	36,763	5,786,496
Armstrong World Industries, Inc.	18,591	3,247,104
Builders FirstSource, Inc. *	47,331	3,144,672
Carlisle Cos., Inc.	17,664	6,357,627
Modine Manufacturing Co. *	21,027	4,227,689
Owens Corning	34,390	4,776,771

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Simpson Manufacturing Co., Inc.	18,124	3,402,600
Zurn Elkay Water Solutions Corp.	66,824	3,375,280
		44,209,424
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	11,663	4,277,172
Blue Owl Capital, Inc.	282,745	2,912,274
Evercore, Inc., Class A	15,757	5,051,064
FactSet Research Systems, Inc.	16,093	4,235,678
Franklin Resources, Inc.	122,132	4,135,390
Freedom Holding Corp. * (a)	8,034	1,215,303
Houlihan Lokey, Inc.	23,868	2,995,195
Invesco Ltd.	138,464	4,098,535
Jefferies Financial Group, Inc.	70,439	3,845,969
MarketAxess Holdings, Inc.	15,494	2,514,676
Morningstar, Inc.	8,990	1,731,204
SEI Investments Co.	43,893	4,520,101
Stifel Financial Corp.	67,052	5,559,281
TPG, Inc.	59,542	2,599,604
Tradeweb Markets, Inc., Class A	51,220	5,147,610
		54,839,056
Chemicals — 2.1%
Albemarle Corp.	51,740	6,086,694
Axalta Coating Systems Ltd. *	85,097	3,047,323
Celanese Corp., Class A	48,205	2,155,728
CF Industries Holdings, Inc.	67,389	8,436,429
Eastman Chemical Co.	48,715	3,407,614
Element Solutions, Inc.	98,166	3,605,637
Mosaic Co. (The)	133,845	2,960,651
NewMarket Corp.	3,106	2,640,597
RPM International, Inc.	56,858	6,087,786
Solstice Advanced Materials, Inc.	70,122	4,219,241
Westlake Corp. (a)	12,966	914,103
		43,561,803
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc. *	22,153	6,931,231
MSA Safety, Inc.	16,151	3,073,051
Tetra Tech, Inc.	103,996	3,448,507
		13,452,789
Communications Equipment — 0.3%
Applied Optoelectronics, Inc. *	33,702	3,178,773
Viavi Solutions, Inc. *	97,020	3,584,889
		6,763,662
Construction & Engineering — 2.2%
AECOM	56,584	4,096,116
API Group Corp. *	167,042	6,628,227

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — continued
Arcosa, Inc.	21,132	3,068,366
Dycom Industries, Inc. *	12,770	5,121,664
Fluor Corp. *	60,963	3,058,514
IES Holdings, Inc. *	4,075	3,034,000
MasTec, Inc. *	27,023	7,109,751
Sterling Infrastructure, Inc. *	13,436	8,018,202
Valmont Industries, Inc.	8,509	4,098,785
		44,233,625
Construction Materials — 0.1%
Eagle Materials, Inc.	13,859	2,840,263
Consumer Finance — 0.7%
Ally Financial, Inc.	116,695	5,056,394
Figure Technology Solutions, Inc., Class A *	63,563	1,583,354
FirstCash Holdings, Inc.	17,409	3,551,610
OneMain Holdings, Inc.	50,634	3,168,676
		13,360,034
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc., Class A	148,351	1,717,905
BJ's Wholesale Club Holdings, Inc. *	49,699	4,859,568
Casey's General Stores, Inc.	16,313	14,208,623
Maplebear, Inc. *	67,079	2,991,723
Performance Food Group Co. *	68,538	7,840,062
Sprouts Farmers Market, Inc. *	41,466	3,614,177
US Foods Holding Corp. *	96,736	9,730,674
		44,962,732
Containers & Packaging — 1.1%
AptarGroup, Inc.	28,113	3,766,018
Avery Dennison Corp.	33,666	5,714,130
Ball Corp.	111,026	7,205,587
Crown Holdings, Inc.	49,272	5,806,705
		22,492,440
Distributors — 0.2%
LKQ Corp.	107,841	2,421,030
Pool Corp. (a)	14,235	2,643,582
		5,064,612
Diversified Consumer Services — 0.5%
ADT, Inc.	215,928	1,649,690
Liberty Live Holdings, Inc., Class A *	7,927	750,845
Liberty Live Holdings, Inc., Class C *	19,128	1,886,021
Service Corp. International	60,041	5,174,934
		9,461,490
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	91,905	2,875,707

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — 0.5%
AST SpaceMobile, Inc. * (a)	117,571	6,934,338
Lumen Technologies, Inc. *	401,714	2,562,935
		9,497,273
Electric Utilities — 1.0%
IDACORP, Inc.	23,278	3,326,659
OGE Energy Corp.	91,174	4,317,089
Oklo, Inc., Class A * (a)	67,233	2,610,657
Pinnacle West Capital Corp. (a)	53,539	5,406,904
Portland General Electric Co.	51,076	2,519,579
TXNM Energy, Inc.	44,850	2,597,712
		20,778,600
Electrical Equipment — 1.9%
Acuity, Inc.	13,378	4,393,201
EnerSys	15,318	2,849,914
Forgent Power Solutions, Inc., Class A *	40,222	1,338,186
Generac Holdings, Inc. *	25,955	5,115,990
Nextpower, Inc., Class A *	64,678	5,812,612
nVent Electric plc	70,934	10,911,777
Regal Rexnord Corp.	28,346	5,817,450
Sensata Technologies Holding plc	60,717	2,810,590
X-Energy, Inc., Class A * (a)	19,572	319,219
		39,368,939
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc.	16,664	4,824,561
Arrow Electronics, Inc. *	18,955	4,105,084
Avnet, Inc.	34,243	3,042,148
Cognex Corp.	67,536	4,406,049
Fabrinet *	15,338	6,678,319
Littelfuse, Inc.	11,106	4,910,296
Sanmina Corp. *	22,866	4,243,015
TD SYNNEX Corp.	33,908	8,670,276
TTM Technologies, Inc. *	45,053	5,200,918
Zebra Technologies Corp., Class A *	21,267	6,248,670
		52,329,336
Energy Equipment & Services — 0.9%
NOV, Inc.	151,580	2,945,199
TechnipFMC plc	166,106	11,903,156
Weatherford International plc	31,744	2,786,806
		17,635,161
Entertainment — 0.8%
Madison Square Garden Sports Corp. *	7,346	2,891,973
Roku, Inc. *	57,553	8,345,761
TKO Group Holdings, Inc.	27,557	5,010,138
		16,247,872

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — 2.4%
Affirm Holdings, Inc., Class A *	124,789	8,923,661
Corebridge Financial, Inc.	105,731	3,297,750
Enact Holdings, Inc.	12,894	610,144
Equitable Holdings, Inc.	123,510	5,885,252
Essent Group Ltd.	37,861	2,497,312
Jack Henry & Associates, Inc.	31,392	4,835,624
Jackson Financial, Inc., Class A	30,289	3,703,739
MGIC Investment Corp.	86,057	2,585,152
Rocket Cos., Inc., Class A *	408,789	5,273,378
Toast, Inc., Class A *	227,531	7,342,425
Voya Financial, Inc.	38,947	3,872,500
		48,826,937
Food Products — 1.8%
Bunge Global SA	58,788	6,245,049
Campbell's Co. (The) (a)	83,362	1,832,297
Conagra Brands, Inc.	202,721	2,941,482
Darling Ingredients, Inc. *	69,917	4,239,767
Hormel Foods Corp.	127,960	3,200,279
Ingredion, Inc. (a)	25,602	2,546,375
J M Smucker Co. (The)	46,320	5,524,123
Lamb Weston Holdings, Inc.	57,951	3,045,325
McCormick & Co., Inc. (Non-Voting)	112,210	5,711,489
Pilgrim's Pride Corp.	18,308	500,907
Smithfield Foods, Inc.	19,971	520,045
		36,307,138
Gas Utilities — 0.8%
National Fuel Gas Co.	41,905	3,449,201
New Jersey Resources Corp.	42,889	2,482,844
ONE Gas, Inc.	26,452	2,053,998
Southwest Gas Holdings, Inc.	27,499	2,458,411
Spire, Inc.	25,099	2,004,406
UGI Corp.	94,904	3,427,932
		15,876,792
Ground Transportation — 1.6%
Avis Budget Group, Inc. * (a)	7,696	1,057,738
Knight-Swift Transportation Holdings, Inc.	69,225	4,813,214
Landstar System, Inc.	14,961	2,614,734
Lyft, Inc., Class A *	160,554	2,546,387
Ryder System, Inc.	16,784	4,303,753
Saia, Inc. *	11,707	4,069,705
U-Haul Holding Co. *	3,361	238,329
U-Haul Holding Co.	42,780	2,677,172
XPO, Inc. *	51,987	10,447,827
		32,768,859
Health Care Equipment & Supplies — 2.3%
Align Technology, Inc. *	30,657	5,185,938

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Baxter International, Inc.	226,380	5,922,101
Cooper Cos., Inc. (The) *	86,117	6,227,981
Glaukos Corp. *	24,912	4,153,329
Globus Medical, Inc., Class A *	49,978	3,937,766
Insulet Corp. *	30,820	5,096,087
Lantheus Holdings, Inc. *	28,661	2,855,782
Penumbra, Inc. * (a)	16,732	5,374,151
Solventum Corp. *	64,931	5,547,705
Teleflex, Inc.	19,538	2,671,040
		46,971,880
Health Care Providers & Services — 2.6%
Chemed Corp.	5,842	3,109,405
DaVita, Inc. *	15,352	3,685,862
Encompass Health Corp.	43,606	4,843,318
Ensign Group, Inc. (The)	25,794	4,595,459
Guardant Health, Inc. *	56,406	9,137,208
HealthEquity, Inc. *	36,727	3,695,103
Henry Schein, Inc. *	41,271	3,538,988
Hims & Hers Health, Inc. * (a)	88,843	2,467,170
Molina Healthcare, Inc. *	22,762	4,452,702
Tenet Healthcare Corp. *	37,674	9,598,582
Universal Health Services, Inc., Class B	22,599	3,806,576
		52,930,373
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc.	65,643	3,377,332
Healthcare Realty Trust, Inc., Class A	147,430	3,097,504
Healthpeak Properties, Inc.	308,055	6,724,841
Omega Healthcare Investors, Inc.	131,304	6,647,922
		19,847,599
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	298,048	7,489,946
Ryman Hospitality Properties, Inc.	27,160	3,629,934
		11,119,880
Hotels, Restaurants & Leisure — 2.7%
Aramark	115,599	6,585,675
Boyd Gaming Corp.	22,755	1,935,540
Caesars Entertainment, Inc. *	86,385	2,569,954
Cava Group, Inc. *	42,616	2,779,842
Churchill Downs, Inc.	29,469	2,484,237
Domino's Pizza, Inc.	13,225	4,594,894
DraftKings, Inc., Class A *	208,733	4,901,051
Dutch Bros, Inc., Class A *	54,973	3,618,873
Hyatt Hotels Corp., Class A	17,346	3,019,245
Life Time Group Holdings, Inc. *	69,875	3,151,363
MGM Resorts International *	83,311	3,713,171
Norwegian Cruise Line Holdings Ltd. *	192,897	3,574,381

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Texas Roadhouse, Inc.	29,010	5,959,814
Wyndham Hotels & Resorts, Inc.	32,312	2,418,876
Wynn Resorts Ltd.	33,337	3,310,697
		54,617,613
Household Durables — 0.8%
Installed Building Products, Inc.	10,321	2,300,964
Mohawk Industries, Inc. *	20,925	2,575,868
Somnigroup International, Inc.	82,383	5,382,081
Toll Brothers, Inc.	41,371	6,035,615
		16,294,528
Household Products — 0.2%
Clorox Co. (The) (a)	53,369	5,098,341
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)	300,472	4,410,929
Ormat Technologies, Inc.	25,765	2,514,148
Talen Energy Corp. *	18,458	6,166,818
		13,091,895
Industrial REITs — 1.0%
EastGroup Properties, Inc.	23,678	4,948,939
First Industrial Realty Trust, Inc.	51,600	3,397,344
Lineage, Inc.	26,238	1,111,704
Rexford Industrial Realty, Inc.	99,523	3,758,984
STAG Industrial, Inc.	84,473	3,231,937
Terreno Realty Corp.	43,761	3,135,475
		19,584,383
Insurance — 3.7%
American Financial Group, Inc.	31,609	4,479,627
Assurant, Inc.	21,921	6,120,124
Axis Capital Holdings Ltd.	31,330	3,299,676
Erie Indemnity Co., Class A	11,122	2,691,969
Everest Group Ltd.	13,061	4,886,773
Fidelity National Financial, Inc.	112,494	5,803,565
First American Financial Corp.	43,082	3,230,719
Globe Life, Inc.	34,201	6,233,132
Hanover Insurance Group, Inc. (The)	14,887	3,463,163
Kinsale Capital Group, Inc.	9,768	3,481,511
Lincoln National Corp.	75,021	3,421,708
Old Republic International Corp.	100,071	4,324,068
Primerica, Inc.	13,750	4,399,450
Reinsurance Group of America, Inc.	28,187	6,676,091
RenaissanceRe Holdings Ltd.	17,047	5,454,699
Unum Group	64,164	5,525,162
White Mountains Insurance Group Ltd. (a)	1,024	2,148,076
		75,639,513

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — 1.0%
Match Group, Inc.	102,851	4,053,358
Pinterest, Inc., Class A *	211,348	5,074,465
Reddit, Inc., Class A *	61,719	8,682,012
Snap, Inc., Class A *	470,466	2,206,486
		20,016,321
IT Services — 1.6%
Akamai Technologies, Inc. *	63,019	7,258,528
Applied Digital Corp. * (a)	108,073	2,960,120
EPAM Systems, Inc. *	23,013	2,429,252
Gartner, Inc. *	28,305	4,274,621
GoDaddy, Inc., Class A *	58,321	4,825,480
Okta, Inc. *	74,200	10,531,206
		32,279,207
Leisure Products — 0.3%
Acushnet Holdings Corp.	12,054	1,220,708
Hasbro, Inc.	56,669	5,323,486
		6,544,194
Life Sciences Tools & Services — 1.8%
Avantor, Inc. *	288,069	3,969,591
Bio-Rad Laboratories, Inc., Class A *	7,919	2,577,476
Bio-Techne Corp.	69,801	5,031,954
Bruker Corp.	45,653	2,868,835
Charles River Laboratories International, Inc. *	21,026	4,888,755
Medpace Holdings, Inc. *	10,093	5,824,771
Repligen Corp. *	23,622	3,330,938
Revvity, Inc.	49,318	5,549,261
Tempus AI, Inc., Class A * (a)	50,811	2,229,079
		36,270,660
Machinery — 5.8%
AGCO Corp.	24,218	2,474,111
Allison Transmission Holdings, Inc.	36,602	4,192,393
CNH Industrial NV	373,607	3,829,472
Crane Co.	21,740	4,640,620
Donaldson Co., Inc.	50,904	4,797,193
Esab Corp.	25,255	2,185,315
Federal Signal Corp.	26,892	3,360,155
Flowserve Corp.	54,546	4,144,951
Gates Industrial Corp. Ltd. *	101,284	2,833,926
Graco, Inc.	73,178	5,808,870
IDEX Corp.	30,280	6,978,026
ITT, Inc.	39,427	7,726,904
JBT Marel Corp.	22,777	3,153,931
Lincoln Electric Holdings, Inc.	24,182	6,318,998
Middleby Corp. (The) *	20,556	2,745,871
Mueller Industries, Inc.	97,671	6,486,331
Nordson Corp.	22,080	6,574,982

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Oshkosh Corp.	27,337	3,893,062
Pentair plc	71,325	4,667,508
RBC Bearings, Inc. *	13,657	7,529,241
SPX Technologies, Inc. *	21,408	4,701,625
Stanley Black & Decker, Inc.	66,483	6,287,962
Symbotic, Inc. *	28,450	1,224,773
Timken Co. (The)	26,617	3,661,168
Toro Co. (The)	42,783	3,930,474
Watts Water Technologies, Inc., Class A	11,693	4,043,323
		118,191,185
Marine Transportation — 0.1%
Kirby Corp. *	22,630	2,967,698
Media — 1.1%
EchoStar Corp., Class A *	60,338	5,073,822
Liberty Broadband Corp., Class A *	7,498	255,382
Liberty Broadband Corp., Class C *	51,908	1,766,948
New York Times Co. (The), Class A	63,350	4,744,282
Nexstar Media Group, Inc.	12,093	2,304,079
Paramount Skydance Corp., Class B (a)	398,841	3,174,774
Sirius XM Holdings, Inc.	81,113	2,402,567
Trade Desk, Inc. (The), Class A *	178,837	3,226,220
		22,948,074
Metals & Mining — 2.0%
Alcoa Corp.	111,744	5,057,533
Cleveland-Cliffs, Inc. *	250,845	2,889,734
Coeur Mining, Inc.	456,125	6,800,824
Commercial Metals Co.	45,905	3,154,592
Hecla Mining Co.	272,124	3,842,391
MP Materials Corp. * (a)	61,870	2,559,562
Reliance, Inc.	22,530	9,149,433
Royal Gold, Inc.	37,162	7,371,083
		40,825,152
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. (a)	504,620	5,379,249
Rithm Capital Corp.	246,658	2,436,981
Starwood Property Trust, Inc. (a)	155,568	2,485,977
		10,302,207
Multi-Utilities — 0.1%
Black Hills Corp.	33,595	2,392,300
Office REITs — 0.4%
BXP, Inc.	64,426	4,517,551
Vornado Realty Trust	70,970	2,795,508
		7,313,059
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	139,456	3,063,848

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Antero Resources Corp. *	131,958	4,768,962
APA Corp.	148,509	5,542,356
California Resources Corp.	32,841	1,728,093
Chord Energy Corp.	23,617	3,315,355
DT Midstream, Inc.	44,838	6,187,644
HF Sinclair Corp.	64,513	5,901,004
Magnolia Oil & Gas Corp., Class A	103,875	2,670,626
Matador Resources Co.	48,514	2,420,364
Murphy Oil Corp.	58,701	2,332,778
Ovintiv, Inc.	119,276	7,449,979
Permian Resources Corp., Class A	333,660	7,110,295
Range Resources Corp.	99,517	3,994,612
Viper Energy, Inc.	85,590	3,818,170
		60,304,086
Passenger Airlines — 0.3%
American Airlines Group, Inc. *	287,233	4,386,048
Joby Aviation, Inc. * (a)	277,278	1,982,538
		6,368,586
Pharmaceuticals — 1.2%
Axsome Therapeutics, Inc. *	18,528	4,038,919
Elanco Animal Health, Inc. *	209,595	5,527,020
Jazz Pharmaceuticals plc *	27,582	6,974,384
Viatris, Inc.	496,437	8,717,434
		25,257,757
Professional Services — 1.5%
Amentum Holdings, Inc. *	87,499	1,942,478
Booz Allen Hamilton Holding Corp., Class A	52,261	3,643,637
CACI International, Inc., Class A *	9,697	4,826,681
FTI Consulting, Inc. *	13,052	2,080,228
Genpact Ltd.	60,584	2,130,739
Parsons Corp. *	25,019	1,106,090
Paycom Software, Inc.	17,553	2,877,990
Paylocity Holding Corp. *	17,763	2,449,429
Planet Labs PBC *	125,604	2,572,370
TransUnion	84,548	6,647,164
		30,276,806
Real Estate Management & Development — 0.8%
CoStar Group, Inc. *	171,211	4,924,028
Jones Lang LaSalle, Inc. *	20,415	7,247,938
Zillow Group, Inc., Class A *	18,020	625,114
Zillow Group, Inc., Class C *	74,301	2,530,692
		15,327,772
Residential REITs — 1.0%
American Homes 4 Rent, Class A	133,328	4,455,822
Camden Property Trust	43,646	4,836,413

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Residential REITs — continued
Equity LifeStyle Properties, Inc.	85,682	5,575,328
UDR, Inc.	130,627	4,984,726
		19,852,289
Retail REITs — 1.2%
Agree Realty Corp.	52,159	4,057,970
Brixmor Property Group, Inc.	130,350	4,107,328
Federal Realty Investment Trust	37,895	4,702,391
Kite Realty Group Trust	86,395	2,472,625
NNN REIT, Inc.	83,965	3,990,017
Regency Centers Corp.	72,260	5,801,755
		25,132,086
Semiconductors & Semiconductor Equipment — 3.5%
Allegro MicroSystems, Inc. *	55,277	2,293,996
Amkor Technology, Inc.	54,509	2,718,364
Cirrus Logic, Inc. *	22,331	2,888,515
Lattice Semiconductor Corp. *	60,736	7,547,663
MACOM Technology Solutions Holdings, Inc. *	30,570	7,686,521
MKS, Inc.	29,430	8,753,953
Onto Innovation, Inc. *	21,975	5,682,295
Qnity Electronics, Inc.	92,267	12,103,585
Qorvo, Inc. *	38,649	3,500,440
Rambus, Inc. *	47,403	4,315,095
Rigetti Computing, Inc. * (a)	138,018	2,063,369
Silicon Laboratories, Inc. *	14,499	3,153,532
SiTime Corp. *	9,664	5,172,173
Skyworks Solutions, Inc. (a)	66,384	4,134,396
		72,013,897
Software — 4.3%
Atlassian Corp., Class A *	69,891	7,060,039
Aurora Innovation, Inc. * (a)	575,044	3,709,034
Bentley Systems, Inc., Class B (a)	48,555	1,720,789
BitMine Immersion Technologies, Inc.	242,579	4,191,765
Docusign, Inc., Class A *	86,481	4,741,753
D-Wave Quantum, Inc. * (a)	157,939	2,855,537
Dynatrace, Inc. *	128,744	5,705,934
Gen Digital, Inc.	240,419	6,599,502
Guidewire Software, Inc. *	35,754	5,432,463
HubSpot, Inc. *	21,064	4,999,751
Hut 8 Corp. *	44,704	4,811,492
InterDigital, Inc.	11,121	3,389,959
Manhattan Associates, Inc. *	26,032	4,981,484
Nutanix, Inc., Class A *	117,617	6,940,579
Pegasystems, Inc.	40,667	1,242,377
Procore Technologies, Inc. *	50,083	2,743,046
Rubrik, Inc., Class A *	66,897	4,840,667
SailPoint, Inc. * (a)	30,571	512,676

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Samsara, Inc., Class A *	143,083	5,332,703
Unity Software, Inc. *	156,988	4,978,089
		86,789,639
Specialized REITs — 0.8%
CubeSmart	99,629	4,130,618
Gaming and Leisure Properties, Inc.	119,997	5,374,666
Lamar Advertising Co., Class A	38,420	6,145,663
		15,650,947
Specialty Retail — 2.9%
AutoNation, Inc. *	10,731	2,279,264
Best Buy Co., Inc.	86,194	7,435,095
CarMax, Inc. *	62,397	3,572,852
Chewy, Inc., Class A *	100,319	2,267,209
Dick's Sporting Goods, Inc.	28,088	5,502,720
Five Below, Inc. *	23,056	5,006,149
GameStop Corp., Class A * (a)	179,712	3,903,345
Gap, Inc. (The)	102,010	2,049,381
Lithia Motors, Inc., Class A	9,479	3,653,396
Murphy USA, Inc.	7,883	4,790,972
Penske Automotive Group, Inc.	7,988	1,735,872
Wayfair, Inc., Class A *	48,213	4,093,284
Williams-Sonoma, Inc.	51,916	11,871,113
		58,160,652
Technology Hardware, Storage & Peripherals — 0.3%
IonQ, Inc. * (a)	170,876	6,226,721
Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp. *	61,659	5,973,524
Ralph Lauren Corp.	16,268	6,187,371
Tapestry, Inc.	88,730	13,519,790
VF Corp.	145,352	2,081,441
		27,762,126
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	16,281	5,620,364
Core & Main, Inc., Class A * (a)	72,812	3,201,544
GATX Corp.	15,516	2,775,347
MSC Industrial Direct Co., Inc., Class A	17,848	2,202,443
QXO, Inc. *	441,081	5,866,377
Rush Enterprises, Inc., Class A	26,887	2,145,314
Rush Enterprises, Inc., Class B	2,988	232,257
SiteOne Landscape Supply, Inc. *	19,300	1,822,692
WESCO International, Inc.	21,150	7,264,814
		31,131,152

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Water Utilities — 0.2%
Essential Utilities, Inc.	125,184	4,988,582
Total Common Stocks (Cost $1,745,415,955)		2,021,003,511
Short-Term Investments — 4.2%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (b) (c) (Cost $17,601,071)	17,601,071	17,601,071
Investment of Cash Collateral from Securities Loaned — 3.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $68,521,720)	68,521,720	68,521,720
Total Short-Term Investments (Cost $86,122,791)		86,122,791
Total Investments — 103.3% (Cost $1,831,538,746)		2,107,126,302
Liabilities in Excess of Other Assets — (3.3)%		(66,547,176)
NET ASSETS — 100.0%		2,040,579,126

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $66,532,373.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	50	09/18/2026	USD	18,874,500	(145,437)

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,107,126,302	$—	$—	$2,107,126,302
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(145,437)	$—	$—	$(145,437)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$60,570,482	$548,707,605	$540,756,367	$—	$—	$68,521,720	68,521,720	$2,403,706	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	11,753,162	97,009,539	91,161,630	—	—	17,601,071	17,601,071	509,690	—
Total	$72,323,644	$645,717,144	$631,917,997	$—	$—	$86,122,791		$2,913,396	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.